General And Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
General And Administrative Expenses [Abstract]
Schedule of general and administrative expenses
General and administrative expenses are comprised of the following:

Year ended December 31,	2025	2024
Office expenses	$1,786,631	$457,600
Insurance	985,431	954,392
Travel	525,717	373,171
Professional fees	1,862,318	2,355,278
Public company costs	1,598,591	1,569,780
Salaries and benefits	3,772,518	3,093,027
Share based payments (Note 12d(iii) and 12d(v))	6,571,177	2,120,887

Total expenses during the year	$17,102,383	$10,924,135